Financial Instruments - Summary of Hedge Accounting (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about hedges [line items]
Beginning balance	R$ 1,387,375
Initial measurement	2,461,836
Interest amortization	(255,941)
Fair value	478,427
Ending balance	4,071,697
Debt [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	1,534,072
Initial measurement	2,461,836
Interest amortization	(173,186)
Fair value	395,499
Ending balance	4,218,221
Derivative [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(146,697)
Interest amortization	(82,755)
Fair value	82,928
Ending balance	R$ (146,524)